Other Operating Income	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Other Operating Income
25	OTHER OPERATING INCOME

	2023	2022	2021
	S$’000	S$’000	S$’000
Government grant and credit scheme subsidies	300	2,935	4,721
Changes in fair value of financial assets measured at fair value through profit or loss	1,796	—	—
Gain on early termination of right-of-use assets	—	—	29
Contributions from ADS depositary	896	—	—
Others	1,170	1,801	1,565

	4,162	4,736	6,315